[DECHERT LLP LETTERHEAD]

September 25, 2015

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Russell Investment Funds

File Nos. 003-18030 and 811-5371

Dear Sir or Madam:

Transmitted herewith on behalf of Russell Investment Funds (the “Trust”) for filing pursuant to Rule 497(e) under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information relating to one series of the Trust. The interactive data relates to a supplement filed with the Securities and Exchange Commission (“SEC”) on behalf of the Trust pursuant to Rule 497(e) on September 10, 2015.

The Prospectus and Statement of Additional Information relating to the series were filed April 30, 2015 with the SEC via electronic transmission as part of Post-Effective Amendment No. 58 to the Trust’s Registration Statement on Form N-1A.

No fees are required in connection with this filing. Please call me at (617) 728-7171 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Nicholas S. DiLorenzo
Nicholas S. DiLorenzo

cc:	John V. O’Hanlon

Mary Beth Rhoden Albaneze